COMMITMENTS AND CONTINGENCIES (Details)							1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) item $ / shares shares	Jun. 06, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 10, 2023 USD ($)	Jul. 07, 2021 item	Mar. 24, 2020 $ / shares
COMMITMENTS AND CONTINGENCIES
Common stock par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued | shares									5,058,554		4,836,577	4,771,025
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively									$ 506		$ 484	$ 477
AltC Acquisition Corp.
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item														3
Capital Markets Advisor Agreement, Fee Payable													$ 875,000
Capital Markets Advisor Agreement, Incentive Fee													3,000,000
Capital Markets Advisor Agreement, Reimbursement of Expense													$ 500,000
Cash underwriting discount per share | $ / shares									$ 0.20		$ 0.20
Aggregate cash underwriting discount									$ 10,000,000		$ 10,000,000
Underwriters cash received									8,580,000		8,580,000
Reimbursed fees from underwriters									$ 1,420,000		$ 1,420,000
Deferred fee per share | $ / shares									$ 0.35		$ 0.35
Aggregate deferred underwriting fee payable									$ 17,500,000		$ 17,500,000
Retainer payment due						$ 50,000
Total fee of the fairness opinion						$ 426,082
Due diligence fee									9,744,825		8,105,261
Legal fees incurred									0	$ 0
Contingent legal fees											0	26,273
Deferred legal fees									$ 92,441		$ 92,441	$ 118,715
Sale of Stock, Underwriting Fee Waived							$ 10,500,000	$ 10,500,000
AltC Acquisition Corp. | Merger Agreement
COMMITMENTS AND CONTINGENCIES
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000
AltC Acquisition Corp. | Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Common stock par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively									$ 145		$ 145	$ 145
AltC Acquisition Corp. | Class A Common Stock | Amended and Restated Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Expense cap for stockholders redemption			$ 25,000,000
Threshold limit above which only to be paid in cash			$ 15,000,000
Restriction on transfer of insider shares, percentage for 12 months				40.00%
Threshold price for restriction on transfer of insider shares for 12 months | $ / shares		12.00
Threshold days for determining the closing price of share to transfer the insider shares for 12 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 12 months from the closing date	60 days
Restriction on transfer of insider shares, percentage for 24 months				30.00%
Threshold price for restriction on transfer of insider shares for 24 months | $ / shares		14.00
Threshold days for determining the closing price of share to transfer the insider shares for 24 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 24 months from the closing date	60 days
Restriction on transfer of insider shares, percentage for 36 months				30.00%
Threshold price for restriction on transfer of insider shares for 36 months | $ / shares		$ 16.00
Threshold days for determining the closing price of share to transfer the insider shares for 36 months from the closing date	20 days
Threshold consecutive days for determining the closing price of share to transfer the insider shares for 36 months from the closing date	60 days
AltC Acquisition Corp. | Private Placement | Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Common stock, shares issued | shares	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Share issued price (in dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000
Oklo | AltC Acquisition Corp. | Merger Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate consideration			$ 850,000,000
Share price | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Earnout period	5 years
Threshold number of days set for earnout consideration to determine the price target	20 days
Threshold number of consecutive days set for earnout consideration to determine the price target	60 days
Number of underwritten offerings can reg right holders can demand | item					5
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 125,000,000	$ 125,000,000	$ 125,000,000	$ 125,000,000	$ 125,000,000
Oklo | AltC Acquisition Corp. | Amended and Restated Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Number of business days for registering the resale of certain securities	30 days
Number of underwritten offerings can reg right holders can demand				5	5
Common stock, $0.0001 par value - 14,000,000 shares authorized; 5,058,554 and 4,836,577 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	$ 200,000,000	200,000,000	200,000,000	$ 200,000,000	$ 200,000,000
Threshold cash balance prior to funding of sponsor commitment to request for sponsor commitment	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000
Oklo | AltC Acquisition Corp. | Class A Common Stock | Merger Agreement
COMMITMENTS AND CONTINGENCIES
Earnout consideration | shares	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Earnout consideration, tranche one | shares	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Earnout consideration, tranche two | shares	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Earnout consideration, tranche three | shares	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Oklo | AltC Acquisition Corp. | Class A Common Stock | Amended and Restated Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00